INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Balance Sheet Impact of Investments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	$ 108,691	$ 104,590
Total liabilities	(79,042)	(74,737)
Associates and joint ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	109,227	100,510
Total liabilities	(67,421)	(59,359)
Net assets	$ 41,806	$ 41,151